Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of development of property, plant and equipment

Please refer to the following table for the development from January 1, 2019 to December 31, 2020:

				Other
				equipment,
				furniture
in EUR k	Land	Buildings	Plant	and fixtures	Total
Cost
As of Jan 1, 2019	2,149	24,891	16,011	4,856	47,907
Reclass to right-of-use assets*	—	—	(6,303)	(32)	(6,335)
Reclass to intangible assets (note 11)	—	—	—	(386)	(386)
Additions	—	—	22	274	296
Disposal (note 13.1)	(2,149)	(21,637)	—	—	(23,786)
As of Dec 31, 2019	—	3,254	9,730	4,712	17,696
Additions	—	105	1,295	8,490	9,890
Disposal***	—	—	—	(612)	(612)
Reclass from right-of-use assets**	—	—	3,099	—	3,099
As of Dec 31, 2020	—	3,359	14,124	12,590	30,073

Accumulated depreciation and impairment
As of Jan 1, 2019	—	612	6,178	2,002	8,792
Reclass to right-of-use assets*	—	—	(963)	(8)	(971)
Depreciation	—	737	940	779	2,456
Disposal (note 13.1)	—	(957)	—	—	(957)
As of Dec 31, 2019	—	392	6,155	2,773	9,320
Depreciation	—	194	993	1,913	3,100
Disposal***	—	—	—	(44)	(44)
Reclass from right-of-use assets**	—	—	1,107	—	1,107
As of Dec 31, 2020	—	586	8,255	4,642	13,483

Carrying amounts
As of Dec 31, 2019	—	2,862	3,575	1,939	8,376
As of Dec 31, 2020	—	2,773	5,869	7,948	16,590
*     The reclass to right-of-use assets of EUR 5,364k represented the carrying amount of assets previously classified as finance leases under IAS 17 and recognized as right-of-use assets upon the adoption of IFRS 16. As disclosed in note 3(a), the Group has applied a modified retrospective method of adoption and did not change the initial carrying amounts of recognized assets and liabilities at the date of initial application for leases previously classified as finance leases.**   The reclass from right-of-use assets of EUR 1,992k represents assets purchased at the end of the lease term.*** The disposal relates to the sale of a CentoTruck as part of a contract with a COVID-19 customer.